CAPITAL COMMITMENT	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Maius Pharmaceutical Co. Ltd [Member]
Restructuring Cost and Reserve [Line Items]
CAPITAL COMMITMENT

(14) Capital Commitment

Consultant fees

On September 13, 2022, the Company and Elite Rainbow Limited (“Elite”) entered a “Listing Advisory Agreement” with major terms as follows: (ⅰ) Elite serves as the sole advisor for the Company to list on the U.S stock market; (ⅱ) Elite will pay IPO related expenses for the Company who would return the expenses when it sucessfully lists on stock market or refinances. (iii) The Company has to issue 824 Ordinary Shares for US$30,741 to Elite, based on the net assets of US$435,500 of the Company as of September 30, 2022; (iv) The Company will pay US$3,000,000 to Elite as consulting fee if it successfully lists on U,S stock market, such fee is exempted if failure on listing.

(13) Capital Commitment

Consultant fees

On September 13, 2022, the Company and Elite Rainbow Limited (“Elite”) entered a “Listing Advisory Agreement” with major terms as follows: (ⅰ) Elite serves as the sole advisor for the Company to list on the U.S stock market; (ⅱ) Elite will pay IPO related expenses for the Company which would return the expenses when it successfully lists on a stock market or refinances. (iii) The Company issued 824 Ordinary Shares for US$30,741 to Elite, based on the net assets of US$435,500 of the Company as of September 30, 2022; (iv) The Company will pay US$3,000,000 to Elite as consulting fee if it lists on U.S stock market, which fee is exempted if there is no listing.